Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Financing Receivable, Past Due
The table below presents total outstanding loans and past due analysis by class at March 31, 2023 and 2024.

	Past Due
At March 31, 2023:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,599	¥12,485	¥19,084	¥55,519,315	¥87,659	¥55,626,058	¥2,652
Foreign	8,818	33,203	42,021	41,268,228	879,423	42,189,672	12,158
Residential	32,514	11,496	44,010	12,830,845	—	12,874,855	3,342
Card	14,992	26,587	41,579	431,263	—	472,842	—
Krungsri	188,802	136,627	325,429	7,457,206	—	7,782,635	—
Other	14,241	20,235	34,476	1,375,934	—	1,410,410	—
Total	¥265,966	¥240,633	¥506,599	¥118,882,791	¥967,082	¥120,356,472	¥18,152
Unearned income, unamortized premiums—net and deferred loan fees—net						(401,012)
Total						¥119,955,460

	Past Due
At March 31, 2024:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,108	¥8,289	¥14,397	¥57,371,397	¥112,496	¥57,498,290	¥3,004
Foreign	1,447	27,517	28,964	46,483,163	841,088	47,353,215	13,307
Residential	33,943	11,980	45,923	12,451,455	—	12,497,378	3,837
Card	15,790	28,388	44,178	440,672	—	484,850	—
Krungsri	244,414	204,894	449,308	8,383,588	—	8,832,896	—
Other	23,125	28,553	51,678	1,706,489	—	1,758,167	—
Total	¥324,827	¥309,621	¥634,448	¥126,836,764	¥953,584	¥128,424,796	¥20,148
Unearned income, unamortized premiums—net and deferred loan fees—net						(488,301)
Total						¥127,936,495

Nonaccrual Loans by Class
The information on nonaccrual loans by class at March 31, 2023 and 2024, and recognized interest income on nonaccrual loans by class for the fiscal years ended March 31, 2023 and 2024 are shown below:

	Recorded Loan Balance
March 31, 2023:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥401,836	¥99,657	¥5,409
Foreign	246,675	65,242	5,918
Residential	47,910	3,962	1,052
Card	67,159	—	17
Krungsri	211,705	3,286	6,482
Other	29,848	5	3,885
Total	¥1,005,133	¥172,152	¥22,763

	Recorded Loan Balance
March 31, 2024:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥295,055	¥89,994	¥3,920
Foreign	225,572	59,564	8,747
Residential	41,101	4,067	848
Card	72,554	—	18
Krungsri	278,709	2,909	10,208
Other	33,782	16	2,826
Total	¥946,773	¥156,550	¥26,567

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥9,205 million and ¥378,401 million at March 31, 2023 and 2024, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
TDRs by Class
The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2022 and 2023:

Fiscal year ended March 31, 2022	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥168,348	¥167,342	¥12,020
Foreign	16,144	16,144	13,180
Residential(1)(3)	22,484	22,484	203
Card(2)(3)	20,937	19,824	2,746
MUAH(2)(3)	11,384	11,384	—
Krungsri(2)(3)	14,869	14,869	5,657
Other(2)	11,403	11,403	4,715
Total	¥265,569	¥263,450	¥38,521

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUAH, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2022, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment.

Fiscal year ended March 31, 2023	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥68,477	¥68,477	¥8,123
Foreign	35,319	35,319	11,945
Residential(1)(3)	15,291	15,291	116
Card(2)(3)	22,355	21,407	2,783
Krungsri(2)(3)	94,790	94,790	5,289
Other(2)	21,141	21,141	1,569
Total	¥257,373	¥256,425	¥29,825

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2023, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments and reduction in the stated rate was the primary concession type in the Card segment.
The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the fiscal year ended March 31, 2024:

Fiscal year ended March 31, 2024:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥3,110	0.01%	¥—
Term extension	315,702	0.55	5,201
Combination of interest rate reduction and term extension	7,038	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥1,720	0.00%	¥—
Term extension	83,764	0.18	227
Combination of interest rate reduction and term extension	82	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	14,842	0.12	105
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	23,689	4.89	3,038
Combination of term extension and principal forgiveness	226	0.05	3
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥553	0.01%	¥217
Term extension	301,293	3.41	10,329
Combination of interest rate reduction and term extension	1,663	0.02	492
Combination of term extension and principal forgiveness	663	0.01	444
All other modifications and combinations	1,143	0.01	187
Other(2)
Interest rate reduction	¥606	0.03%	¥304
Term extension	6,464	0.37	415
Combination of interest rate reduction and term extension	345	0.02	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accruing and nonaccrual loans.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the fiscal year ended March 31, 2024:

Fiscal year ended March 31, 2024:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.13%.
Term extension	Added a weighted-average 1.0 years to the life of loans.
Foreign
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.46% .
Term extension	Added a weighted-average 0.8 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.22%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥809 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.38%.
Term extension	Added a weighted-average 2.3 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥1,269 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 3.40%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the fiscal year ended March 31, 2024:

Fiscal year ended March 31, 2024:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥324,772	¥740	¥338
Foreign	85,566	—	—
Residential(1)	13,770	918	154
Card(2)	17,888	3,961	2,066
Krungsri(2)	277,919	18,125	9,271
Other(2)	5,673	1,448	294
Total	¥725,588	¥25,192	¥12,123

Notes:

(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.

Credit Quality Indicators of Loans by Class
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2023 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2023	2022	2021	2020	2019	2018	Prior
	(in millions)
Commercial:	¥32,957,651	¥10,100,587	¥8,626,319	¥5,653,421	¥4,385,807	¥9,366,641	¥25,743,172	¥15,050	¥96,848,648
Domestic	20,132,474	6,099,692	6,675,895	4,002,329	3,214,528	7,406,590	8,006,891	—	55,538,399
Normal	19,867,845	5,957,659	6,472,135	3,823,755	3,126,146	6,722,981	7,722,379	—	53,692,900
Close Watch	222,202	124,499	172,270	114,534	74,635	567,514	262,686	—	1,538,340
Likely to become Bankrupt or Legally/Virtually Bankrupt	42,427	17,534	31,490	64,040	13,747	116,095	21,826	—	307,159
Foreign	12,825,177	4,000,895	1,950,424	1,651,092	1,171,279	1,960,051	17,736,281	15,050	41,310,249
Normal	12,508,547	3,931,278	1,857,934	1,577,120	1,083,934	1,824,977	17,540,822	15,050	40,339,662
Close Watch	262,388	34,656	60,637	50,210	71,966	79,450	174,436	—	733,743
Likely to become Bankrupt or Legally/Virtually Bankrupt	54,242	34,961	31,853	23,762	15,379	55,624	21,023	—	236,844
Residential	¥688,000	¥747,161	¥607,237	¥919,359	¥811,469	¥9,077,669	¥23,960	¥—	¥12,874,855
Accrual	687,800	747,121	607,047	918,781	810,933	9,034,589	22,093	—	12,828,364
Nonaccrual	200	40	190	578	536	43,080	1,867	—	46,491
Card	¥12	¥147	¥240	¥239	¥181	¥587	¥403,687	¥67,749	¥472,842
Accrual	1	7	10	8	9	37	391,237	14,374	405,683
Nonaccrual	11	140	230	231	172	550	12,450	53,375	67,159
Krungsri	¥1,824,628	¥1,046,959	¥654,933	¥692,616	¥515,731	¥605,053	¥2,427,923	¥14,792	¥7,782,635
Performing	1,689,034	956,470	570,865	553,616	406,258	459,322	2,292,418	—	6,927,983
Under-Performing	108,770	66,555	67,504	111,435	85,928	98,103	104,652	—	642,947
Non-Performing	26,824	23,934	16,564	27,565	23,545	47,628	30,853	14,792	211,705
Other	¥551,560	¥190,786	¥108,148	¥48,867	¥19,875	¥80,252	¥410,922	¥—	¥1,410,410
Accrual	549,274	187,638	106,522	47,235	17,832	75,726	396,334	—	1,380,561
Nonaccrual	2,286	3,148	1,626	1,632	2,043	4,526	14,588	—	29,849
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2024, and gross charge-offs for the fiscal year ended March 31, 2024 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2024:	2023	2022	2021	2020	2019	Prior
	(in millions)
Commercial:	¥36,089,439	¥13,326,456	¥7,110,866	¥5,965,489	¥4,197,181	¥9,777,389	¥27,367,612	¥63,489	¥103,897,921
Domestic	20,392,832	7,709,706	4,897,276	5,099,173	3,195,961	7,915,170	8,175,676	—	57,385,794
Normal	20,168,687	7,567,872	4,700,171	4,955,680	3,058,292	7,289,232	7,918,471	—	55,658,405
Close Watch	212,521	132,768	182,359	120,759	91,961	524,833	242,574	—	1,507,775
Likely to become Bankrupt or Legally/Virtually Bankrupt	11,624	9,066	14,746	22,734	45,708	101,105	14,631	—	219,614
Gross charge-offs	2,478	26,192	1,379	2,669	9,904	8	—	—	42,630
Foreign	15,696,607	5,616,750	2,213,590	866,316	1,001,220	1,862,219	19,191,936	63,489	46,512,127
Normal	15,305,350	5,445,830	2,166,976	827,405	877,978	1,680,485	18,889,310	60,877	45,254,211
Close Watch	330,450	142,807	41,638	23,625	110,527	129,927	269,944	—	1,048,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,807	28,113	4,976	15,286	12,715	51,807	32,682	2,612	208,998
Gross charge-offs	9,301	8,575	1,057	794	174	130	10,131	—	30,162
Residential	¥668,170	¥659,156	¥714,292	¥573,679	¥864,058	¥8,997,473	¥20,550	¥—	¥12,497,378
Accrual	668,118	658,831	714,154	573,444	863,432	8,959,995	18,891	—	12,456,865
Nonaccrual	52	325	138	235	626	37,478	1,659	—	40,513
Gross charge-offs	—	—	2	6	28	1,253	—	—	1,289
Card	¥21	¥181	¥224	¥269	¥207	¥638	¥409,416	¥73,894	¥484,850
Accrual	—	10	7	7	9	34	396,746	15,483	412,296
Nonaccrual	21	171	217	262	198	604	12,670	58,411	72,554
Gross charge-offs	18	63	100	112	97	117	9,712	10,801	21,020
Krungsri	¥2,215,333	¥1,450,106	¥765,619	¥424,919	¥446,139	¥757,303	¥2,757,237	¥16,240	¥8,832,896
Performing	2,071,276	1,275,616	664,819	351,517	331,928	549,104	2,586,440	—	7,830,700
Under-Performing	108,463	110,830	72,604	58,066	88,437	146,982	138,105	—	723,487
Non-Performing	35,594	63,660	28,196	15,336	25,774	61,217	32,692	16,240	278,709
Gross charge-offs	6,514	43,442	24,871	12,054	12,636	15,261	29,402	2,405	¥146,585
Other	¥749,054	¥296,723	¥94,173	¥45,408	¥26,103	¥87,724	¥458,982	¥—	¥1,758,167
Accrual	743,600	291,516	92,176	44,523	24,642	82,574	445,355	—	1,724,386
Nonaccrual	5,454	5,207	1,997	885	1,461	5,150	13,627	—	33,781
Gross charge-offs	4,815	15,962	6,212	1,810	785	3,036	6,013	—	38,633

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2022, 2023 and 2024 are shown below:

Fiscal year ended March 31, 2022:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391
Provision for (reversal of) credit losses	236,659	(10,899)	15,473	(101,112)	90,514	47,360	277,995
Charge-offs	57,848	2,121	20,153	19,208	83,474	55,208	238,012
Recoveries collected	11,898	14	1,231	9,532	22,890	13,150	58,715
Net charge-offs	45,950	2,107	18,922	9,676	60,584	42,058	179,297
Other(1)	8,800	—	—	9,398	(940)	6,354	23,612
Balance at end of fiscal year	¥934,086	¥69,887	¥40,768	¥30,365	¥322,386	¥73,209	¥1,470,701

Fiscal year ended March 31, 2023:	Commercial	Residential	Card	Krungsri	Other(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥934,086	¥69,887	¥40,768	¥322,386	¥103,574	¥1,470,701
Transfer from MUAH to Commercial segment	33,062	—	—	—	(33,062)	—
Provision for (reversal of) credit losses	(113,886)	(9,511)	19,236	70,729	41,580	8,148
Charge-offs	158,780	645	18,255	95,489	55,922	329,091
Recoveries collected	18,784	16	720	25,457	24,506	69,483
Net charge-offs	139,996	629	17,535	70,032	31,416	259,608
Other(1)	6,323	—	—	34,948	12,386	53,657
Balance at end of fiscal year	¥719,589	¥59,747	¥42,469	¥358,031	¥93,062	¥1,272,898

Fiscal year ended March 31, 2024:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥719,589	¥59,747	¥42,469	¥358,031	¥93,062	¥1,272,898
Provision for (reversal of) credit losses	66,240	(1,500)	21,927	117,553	33,770	237,990
Charge-offs	72,792	1,289	21,020	146,585	38,633	280,319
Recoveries collected	14,488	6	713	30,635	17,173	63,015
Net charge-offs	58,304	1,283	20,307	115,950	21,460	217,304
Other(1)(3)(4)	17,989	—	(7,666)	54,837	7,477	72,637
Balance at end of fiscal year	¥745,514	¥56,964	¥36,423	¥414,471	¥112,849	¥1,366,221

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)For the fiscal year ended March 31, 2023, the beginning balance and the ending balance of the Other segment in the above table includes the allowance for credit losses of ¥30,365 million and ¥3,428 million, respectively, which were previously included in the MUAH segment.
(3)For the fiscal year ended March 31, 2024, Other includes the impact of the change in accounting principle relating to the recognition and measurement of TDRs, which was adopted on April 1, 2023. The total impact across all segments was negative of ¥18,869 million.
(4)For the fiscal year ended March 31, 2024, the Krungsri and Other segments include the initial allowance for credit losses for the loans purchased with credit deterioration of ¥20,134 million and ¥2,097 million, respectively.
The following table sets forth the reconciliation of the difference between the purchase price and the principal balance regarding loans acquired with credit deterioration, in connection with corporate acquisitions during the fiscal year ended March 31, 2024.

2024
(in millions)
Purchase price	¥15,588
Allowance for credit losses at acquisition	22,231
Non-credit discount	269
Principal balance	38,088